Property and Equipment - Accumulated Depreciation (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		$ 216,259
Property, plant and equipment at end of period	$ 311,234	215,872	$ 216,259
Additional information
Depreciation on Investment Properties		368	368	$ 368
Charge-off provisions for Property and Equipment		163
Accumulated depreciation
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		(332,090)	(313,831)
Depreciation charges in the period		(26,817)	(25,808)
Sales and disposals in the period		17,474	7,549
Property, plant and equipment at end of period		(341,433)	(332,090)	(313,831)
Accumulated depreciation | Land and Buildings
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		(142,768)	(134,900)
Depreciation charges in the period		(9,193)	(9,040)
Sales and disposals in the period		1,862	1,172
Property, plant and equipment at end of period		(150,099)	(142,768)	(134,900)
Accumulated depreciation | Equipment
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		(148,006)	(139,277)
Depreciation charges in the period		(14,291)	(13,723)
Sales and disposals in the period		13,842	4,851
Transfers			143
Property, plant and equipment at end of period		(148,455)	(148,006)	(139,277)
Accumulated depreciation | Other
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		(41,316)	(39,654)
Depreciation charges in the period		(3,333)	(3,045)
Sales and disposals in the period		1,770	1,526
Transfers			(143)
Property, plant and equipment at end of period		$ (42,879)	$ (41,316)	$ (39,654)